REVENUE (Tables)	9 Months Ended
Sep. 30, 2019
REVENUE
Schedule of Net revenue

	Nine-month periods ended September 30,
	2018	2019

Colocation services	1,471,379	2,366,230
Managed service and others	459,061	568,731
Service revenue	1,930,440	2,934,961
Equipment sales	32,116	8,257
Total	1,962,556	2,943,218